Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
The following table disaggregates our revenue by major geographical region for the years ended December 31, 2022, 2021 and 2020:

	2022			2021			2020
	Titanium Dioxide	Performance Additives	Total	Titanium Dioxide	Performance Additives	Total	Titanium Dioxide	Performance Additives	Total
Europe	$758	$186	$944	$853	$208	$1,061	$728	$182	$910
North America	376	287	663	317	234	551	282	228	510
APAC	306	86	392	334	89	423	287	81	368
Other	157	17	174	161	16	177	134	16	150
Total Revenues	$1,597	$576	$2,173	$1,665	$547	$2,212	$1,431	$507	$1,938

The following table disaggregates our revenue by major product line for the years ended December 31, 2022, 2021 and 2020:

	2022			2021			2020
	Titanium Dioxide	Performance Additives	Total	Titanium Dioxide	Performance Additives	Total	Titanium Dioxide	Performance Additives	Total
TiO2	$1,597	$—	$1,597	$1,665	$—	$1,665	$1,431	$—	$1,431
Color Pigments	—	297	297	—	289	289	—	248	248
Functional Additives	—	129	129	—	132	132	—	111	111
Timber Treatment	—	150	150	—	117	117	—	127	127
Water Treatment (2)	—	—	—	—	9	9	—	21	21
Total Revenues	$1,597	$576	$2,173	$1,665	$547	$2,212	$1,431	$507	$1,938
(2) Water Treatment business was sold in May 2021.